Other assets	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other assets

Note 5 – Other assets

Other assets consist of the following:

	September 30, 2023	December 31, 2022

Prepaid consulting	$-	$7,537
Deposit	4,123	4,123
Licenses, net	2,780,379	3,002,960
Total	$2,784,502	$3,014,620

As of June 1, 2019, we entered into a license agreement, which will be amortized over the life of the Patent. The Patent expires December 31, 2032. The Exclusive Patent License to the Jadi Cell is for use under the designated areas of CTE (Chronic Traumatic Encephalopathy), and TBI (Traumatic Brain Injury). The Jadi Cell is an cGMP grade and Research grade manufactured allogenic mesenchymal stem cells derived from US Patent No.: 9,803,176 B2.

THERAPEUTIC SOLUTIONS INTERNATIONAL, INC.

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

September 30, 2023

Prepaid consulting agreements are for one to two years and are expensed monthly over the term of the agreement. The net licenses amount above consists of the following:

	September 30, 2023	December 31, 2022

License	$3,261,122	$3,261,122
Accumulated amortization	(480,743)	(258,162)
Licenses, net	$2,780,379	$3,002,960

Amortization expense for the nine months ended September 30, 2023, and 2022 was $222,581 and $191,192.

Note 6 – Other assets

Other assets consist of the following:

	December 31, 2022	December 31, 2021

Prepaid consulting	$7,537	$108,673
Deposit	4,123	39,823
Licenses, net	3,002,960	129,075
Total	$3,014,620	$277,571

THERAPEUTIC SOLUTIONS INTERNATIONAL, INC.

Consolidated Notes to Financial Statements

December 31, 2022

Prepaid consulting agreements are for one to two years and are expensed monthly over the term of the agreement. The net licenses amount above consists of the following:

	December 31, 2022	December 31, 2021

Licenses	$3,261,122	$153,552
Accumulated amortization	(258,162)	(24,477)
Licenses, net	$3,002,960	$129,075

Amortization expense for the years ended December 31, 2022 and 2021 was $233,685 and $24,477, respectively.

As of June 1, 2019, we entered into a license agreement, which will be amortized over the life of the Patent. The Patent expires December 31, 2032. The Exclusive Patent License to the Jadi Cell is for use under the designated areas of CTE (Chronic Traumatic Encephalopathy), and TBI (Traumatic Brain Injury). The Jadi Cell is an cGMP grade and Research grade manufactured allogenic mesenchymal stem cells derived from US Patent No.: 9,803,176 B2. Forward looking the Company intends to file an Investigational New Drug Application (IND) for brain injured patients who have been intensively cared for and mechanically ventilated due to covid-19 illness and a second IND for CTE/TBI as well in keeping with the spirit of the licensing agreement to advance the Jadi Cell through to FDA Approval for CTE/TBI.

On February 9, 2021, the Company issued a Convertible Promissory Note (CPN) to JadiCell LLC that was never fully executed while the parties worked to finalize the agreement that resulted in an Exclusive Patent License Agreement (EPLA) being executed on September 15, 2021. Finally, a Settlement Agreement was entered into on February 23, 2022. On February 23, 2022, we issued 149,402,390 shares of common stock, valued at $0.0208 per share, for the EPLA, with a final value of the license being recorded at $3,107,570. The Patent expires December 31, 2032. The Exclusive Patent License to the Jadi Cell is for use under the designated areas of all applicable Lung Pathology. The Jadi Cell is an cGMP grade and Research grade manufactured allogenic mesenchymal stem cells derived from US Patent No.: 9,803,176 B2 and will be amortized over the 10 year life of the Patent. As of March 25, 2022, we entered into a asset transfer and license agreement, which will be amortized over the life of the agreement. The agreement is until March 24, 2027. The Company has made an initial payment of $200,000. Within six months, the Company will make a second payment of $1.8 million. The agreement is in default and the initial paymentof $200,000 was expensed to research & development.